Taxation - Schedule of Operating Loss Carry Forward (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Operating Loss Carry Forward [Line Items]
Net operating loss carry forward	$ 139,482
2025 [Member]
Schedule of Operating Loss Carry Forward [Line Items]
Net operating loss carry forward	2,249
2026 [Member]
Schedule of Operating Loss Carry Forward [Line Items]
Net operating loss carry forward	2,544
2027 [Member]
Schedule of Operating Loss Carry Forward [Line Items]
Net operating loss carry forward	26,708
2028 [Member]
Schedule of Operating Loss Carry Forward [Line Items]
Net operating loss carry forward	34,369
2029 [Member]
Schedule of Operating Loss Carry Forward [Line Items]
Net operating loss carry forward	$ 73,612